Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Related parties
Schedule of transactions with key management personnel
	December 31, 2024	December 31, 2023	December 31, 2022
Direct compensation	1,717	2,264	2,153
Share-based compensation program	83	25	11